Gross Unrealized Holding Losses and Fair Value of Available-for-Sale Securities, Aggregated by Length of Time Individual Securities that have been in Continuous Unrealized Loss Position (Detail) (Marketable equity securities, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Marketable equity securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Less than 12 months Fair value	¥ 190	¥ 272
Available-for-sale securities, Less than 12 months Gross unrealized holding losses	8	29
Available-for-sale securities, 12 months or longer Fair value
Available-for-sale securities, 12 months or longer Gross unrealized holding losses
Available-for-sale securities, Total Fair value	190	272
Available-for-sale securities, Total Gross unrealized holding losses	¥ 8	¥ 29